Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents (including restricted cash, note 3(c))	$ 86,184	$ 124,892
Accounts receivable (note 5)	101,640	101,508
Inventories (note 6)	81,635	83,128
Prepaid expenses	7,760	6,997
Assets held for sale (note 7)	0	22,039
Total current assets	277,219	338,564
Long-term investments (note 8)	4,629	3,824
Property, plant and equipment (note 9)	62,641	64,420
Operating lease right-of-use assets (note 13)	23,727	28,830
Intangible assets (note 10)	7,817	9,286
Deferred income tax assets (note 19(b))	10,430	11,653
Goodwill (note 11)	2,958	3,121
Other long-term assets (notes 7 and 17)	18,030	11,615
Total assets	407,451	471,313
Current liabilities:
Accounts payable and accrued liabilities (note 12)	98,863	99,238
Current portion of operating lease liabilities (note 13)	3,379	4,190
Short-term debt (note 14)	9,102	13,652
Current portion of long-term debt (note 15)	11,698	10,590
Current portion of long-term royalty payable (note 16)	1,162	5,200
Current portion of warranty liability (note 17)	11,315	13,577
Total current liabilities	135,519	146,447
Long-term operating lease liabilities (note 13)	20,080	24,362
Long-term debt (note 15)	32,164	45,125
Long-term royalty payable (note 16)	4,376	4,747
Warranty liability (note 17)	2,984	5,214
Deferred income tax liabilities (note 19(b))	3,282	3,392
Other long-term liabilities	5,080	5,607
Total liabilities	203,485	234,894
Share capital (note 18):
Unlimited common shares, no par value: 151,722,963 (2019 - 144,069,972) common shares issued and outstanding	1,243,272	1,242,006
Other equity instruments	9,212	8,412
Additional paid-in-capital	11,516	11,516
Accumulated deficit	(1,024,716)	(992,021)
Accumulated other comprehensive loss	(35,318)	(33,494)
Total shareholders' equity	203,966	236,419
Total liabilities and shareholders' equity	407,451	471,313
Commitments and contingencies (note 21)